Total
The Gabelli Growth Fund
SUMMARY OF THE FUND
Investment Objectives
The Fund primarily seeks to provide capital appreciation. The Fund’s secondary goal is to produce current income.
Fees and Expenses of the Fund:

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below. You may qualify for sales charge discounts on Class A shares if you and your family invest, or agree to invest in the future, at least $50,000 in Class A shares of the Gabelli family of mutual funds. More information about these and other discounts is available from your financial professional and in the section entitled “Classes of Shares” on page 14 of the prospectus and in Appendix A, “Sales Charge Reductions and Waivers Available through Certain Intermediaries,” attached to the Fund’s prospectus.

Shareholder Fees (fees paid directly from your investment):
Shareholder Fees - The Gabelli Growth Fund - USD ($)	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	5.75%	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption or offering price, whichever is lower)	none	none	1.00%	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends (as a percentage of amount invested)	none	none	none	none
Redemption Fee (as a percentage of amount redeemed for shares held seven days or less)	2.00%	2.00%	2.00%	2.00%
Exchange Fee	none	none	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses - The Gabelli Growth Fund	Class AAA Shares	Class A Shares	Class C Shares	Class I Shares
Management Fees	1.00%	1.00%	1.00%	1.00%
Distribution and Service (Rule 12b-1) Fees	0.25%	0.25%	1.00%	none
Other Expenses	0.12%	0.12%	0.12%	0.12%
Total Annual Fund Operating Expenses	1.37%	1.37%	2.12%	1.12%

Expense Example

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example - The Gabelli Growth Fund - USD ($)	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
Class AAA Shares	139	434	750	1,646
Class A Shares	706	984	1,282	2,127
Class C Shares	315	664	1,139	2,452
Class I Shares	114	356	617	1,363

You would pay the following expenses if you did not redeem your shares of the Fund:
Expense Example, No Redemption - The Gabelli Growth Fund - USD ($)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class AAA Shares	139	434	750	1,646
Class A Shares	706	984	1,282	2,127
Class C Shares	215	664	1,139	2,452
Class I Shares	114	356	617	1,363

Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when the Fund’s shares are held in a taxable account. These costs, which are not reflected in the annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 34% of the average value of its portfolio.

Principal Investment Strategies

The Fund will primarily invest in common stocks. The Fund may also invest in foreign securities. The Fund focuses on securities of companies which appear to have favorable, yet undervalued, prospects for earnings growth and price appreciation. The Fund’s investment adviser, Gabelli Funds, LLC (the “Adviser”), invests the Fund’s assets in companies which the portfolio manager believes have above average or expanding market shares, profit margins, and returns on equity. The Adviser will sell any Fund investments that lose their perceived value when compared with other investment alternatives in the judgment of the portfolio manager.

The Adviser uses fundamental security analysis to develop earnings forecasts for companies and to identify investment opportunities. The Adviser bases its analysis on general economic and industry data provided by the U.S. Government, various trade associations and other sources, and published corporate financial data such as annual reports, 10-Ks, and quarterly statements as well as direct interviews with company management. Generally, the Adviser makes investment decisions first by looking at individual companies and then by scrutinizing their growth prospects in relation to their industries and the overall economy. The Adviser seeks to invest in companies with high future earnings potential relative to their current market valuations. The Fund may invest up to 25% of its total assets in securities of non-U.S. issuers.

The Fund’s assets will be invested primarily in a broad range of readily marketable equity securities consisting of common stock and preferred stock. Many of these common stocks will not pay dividends; instead, stocks will be bought for the potential that their prices will increase, providing capital appreciation for the Fund. The value of equity securities will fluctuate due to many factors, including the past and predicted earnings of the issuer, the quality of the issuer’s management, general market conditions, the forecasts for the issuer’s industry, and the value of the issuer’s assets. Holders of equity securities only have rights to value in the company after all issuer debts have been paid, and they could lose their entire investment in a company that encounters financial difficulty. The Fund may also buy warrants which are rights to purchase securities at a specified time at a specified price. For additional information about selection of investments suitable for the Fund, see page 7 of the prospectus.

Principal Risks
Performance

The bar chart and table that follow provide an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for one year, five years, and ten years compared with those of broad based securities market indices. As with all mutual funds, the Fund’s past performance (before and after taxes) does not predict how the Fund will perform in the future. Updated information on the Fund’s results can be obtained by visiting www.gabelli.com.

THE GABELLI GROWTH FUND (TOTAL RETURNS FOR CLASS AAA SHARES FOR THE YEARS ENDED DECEMBER 31)

During the calendar years shown in the bar chart, the highest return for a quarter was 26.60% (quarter ended June 30, 2020), and the lowest return for a quarter was (25.02)% (quarter ended June 30, 2022).

Average Annual Total Returns (for the years ended December 31, 2022 with maximum sales charge, if applicable)
Average Annual Total Returns - The Gabelli Growth Fund	1 Year	5 Years	10 Years
Class AAA Shares	(39.04%)	7.25%	11.32%
Class AAA Shares | Return After Taxes on Distributions	(8.42%)	5.85%	9.99%
Class AAA Shares | Return After Taxes on Distributions and Sale of Fund Shares	(4.98%)	5.81%	9.28%
Class A Shares	(42.55%)	5.98%	10.66%
Class C Shares	(40.10%)	6.45%	10.48%
Class I Shares	(38.91%)	7.52%	11.59%
Standard & Poor’s (“S&P”) 500 Index (reflects no deduction for fees, expenses, or taxes)	(18.11%)	9.42%	12.56%

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. In some instances, the “Return After Taxes on Distributions and Sale of Fund Shares” may be greater than the “Return After Taxes on Distributions” because the investor is assumed to have sufficient capital gains of the same character from other investments to offset any capital losses from the redemption so that the taxpayer may deduct the capital losses in full. Actual after-tax returns depend on the investor’s tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts, including Roth IRAs and SEP IRAs (collectively, “IRAs”). After-tax returns are shown only for Class AAA shares and after-tax returns for other classes will vary due to the differences in expenses.

The Gabelli Growth Fund | Risk Not Insured Depository Institution [Member]
An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
The Gabelli Growth Fund | Risk Lose Money [Member]
When you sell Fund shares, they may be worth less than what you paid for them; you may lose money by investing in the Fund.
The Gabelli Growth Fund | Growth Stock Risk [Member]
•Growth Stock Risk. Securities of growth companies may be more volatile since such companies usually invest a high portion of earnings in their business, and they may lack the dividends of value stocks that can cushion stock prices in a falling market.
The Gabelli Growth Fund | Equity Risk [Member]
•Equity Risk. Equity risk is the risk that the prices of the securities held by the Fund will change due to general market and economic conditions, perceptions regarding the industries in which the companies issuing the securities participate, and the issuer companies’ particular circumstances.
The Gabelli Growth Fund | Inflation Risk [Member]
•Inflation Risk. Inflation risk is the risk that the value of assets or income from investments will be worth less in the future as inflation decreases the value of money. Recently, inflation has increased to its highest level in decades, and the Federal Reserve has been raising the federal funds rate in response. As inflation increases, the real value of the Fund’s shares and distributions therefore may decline. Inflation may result in losses to Fund shareholders.
The Gabelli Growth Fund | Foreign Securities Risk [Member]
•Foreign Securities Risk. Investments in foreign securities involve risks relating to political, social, and economic developments abroad, as well as risks resulting from the differences between the regulations to which U.S. and foreign issuers and markets are subject. These risks include expropriation, differing accounting and disclosure standards, currency exchange risks, settlement difficulties, market illiquidity, difficulties enforcing legal rights, and greater transaction costs.
The Gabelli Growth Fund | Emerging Markets Risk [Member]
• Emerging Markets Risk. The above listed foreign securities risks are more pronounced in the securities of companies located in emerging markets.
The Gabelli Growth Fund | Convertible Securities and Credit and Interest Rate Risk [Member]
•Convertible Securities and Credit and Interest Rate Risk. Convertible securities provide higher yields than the underlying common stock, but generally offer lower yields than nonconvertible securities of similar quality. The value of convertible securities fluctuates in relation to changes in the interest rates (investment value) and, in addition, fluctuates in relation to the underlying common stock (conversion value). When interest rates decline, the investment value of such securities generally rises. Conversely, when interest rates rise, the investment value of such securities generally declines. It is also possible that the issuer of a security will not be able to make dividend, interest and principal payments when due. The Fund is subject to a greater risk of rising interest rates due to the current period of rising interest rates. There is a possibility that interest rates may continue to rise further in the future, particularly in response to actions of the Federal Reserve to combat the currently high rates of inflation. There is a risk that increased interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.
The Gabelli Growth Fund | Interest Rate Risk Generally [Member]
• Interest Rate Risk Generally. Investments in dividend paying securities and other securities with an income component, including preferred stock and securities convertible into or exchangeable for common or preferred stock, involve interest rate risk. When interest rates decline, the value of such securities generally rises. Conversely, when interest rates rise, the value of such securities generally declines. The Fund is subject to a greater risk of rising interest rates due to the current period of rising interest rates. There is a possibility that interest rates may continue to rise further in the future, particularly in response to actions of the Federal Reserve to combat the currently high rates of inflation. There is a risk that increased interest rates may cause the economy to enter a recession. Any such recession would negatively impact the Fund and the investments held by the Fund.
The Gabelli Growth Fund | Issuer Risk [Member]
•Issuer Risk. The value of a security may decline for a number of reasons that directly relate to an issuer, such as management performance, financial leverage, and reduced demand for the issuer’s goods or services, as well as the historical and prospective earnings of the issuer and the value of its assets or factors unrelated to the issuer’s value, such as investor perception.
The Gabelli Growth Fund | Management Risk [Member]
•Management Risk. If the portfolio managers are incorrect in their assessment of the growth prospects of the securities the Fund holds, then the value of the Fund’s shares may decline.
The Gabelli Growth Fund | Market Risk [Member]
• Market Risk. General economic and market conditions, such as interest rates, availability of credit, inflation rates, economic uncertainty, supply chain disruptions, labor shortages, energy and other resource shortages, changes in laws, trade barriers, currency exchange controls and national and international political circumstances (including governmental responses to public health crises or the spread of infectious diseases), may have long-term negative effects on the U.S. and worldwide financial markets and economy, and thus the Fund.